Mortgage Loans held for Sale (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Beeline Financial Holdings Inc [Member]
Schedule of Estimated Fair Value Based On Eventual Sale Of Loans
	September 30, 2024	December 31, 2023
Mortgage loans held for sale	$6,116,847	$2,267,596
Fair value adjustment	154,704	33,416
Mortgage loans held for sale, at fair value	$6,271,551	$2,301,012

	2023	2022
Mortgage loans held for sale	$2,267,596	$3,104,591
Fair value adjustment	33,416	(81,622)
Mortgage loans held for sale, at fair value	$2,301,012	$3,022,969